Short-Term Investments and Short-Term Investments, Related Party	6 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
SHORT-TERM INVESTMENTS AND SHORT-TERM INVESTMENTS, RELATED PARTY

6.	SHORT-TERM INVESTMENTS AND SHORT-TERM INVESTMENTS, RELATED PARTY

The amortized cost and fair value of investment securities held-to-maturity as follows:

	Investment Securities Held-to-Maturity
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	fair value
September 30, 2020
Corporate debt securities	$5,482,099	$-	$-	$5,482,099
Related party investment -wealth management product	2,524,197	-	-	2,524,197
Total	$8,006,296	$-	$-	$8,006,296

March 31, 2020
Corporate debt securities	$5,587,984	$-	$-	$5,587,984
Related party investment -wealth management product	3,378,706	-	-	3,378,706
Total	$8,966,690	$-	$-	$8,966,690

The Company's investment securities held-to-maturity approximate fair value due to their short-term nature with maturity range from thirty days to a year.

The Company's investment in such securities are not insured against loss of principal.

The amortized cost and fair value of investment securities, by maturity, for held-to-maturity investment securities as follows:

Periods	September 30, 2020	March 31, 2020
Due in one year or less	$8,006,296	$8,966,690
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	-	-
Total	$8,006,296	$8,966,690

The maturities of the investments are based on final contractual maturity date.

The Company continually performs assessments to determine whether unrealized losses in its investment securities portfolio are temporary or other-than-temporary by carefully considering all reasonably available information. The Company considers factors such as financial statements, credit ratings, news releases and other pertinent information of the underlying issuer or company to make its determination. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value and the amount of write-down is included as a realized loss in earnings.

The Company evaluates the investments in accordance to ASC 320-10-35. Impairment charges in connection with the investments were $0 and $0 for the six months ended September 30, 2020 and 2019, respectively.

These investments earned interest of $215,276 and $42,172 for the six months ended September 30, 2020 and 2019, respectively, which was recognized to the Company's results of operations when interest had been earned. These investments are not collateralized with underlying assets by their issuers.